================================================================================


MANAGED INCOME SECURITIES PLUS FUND, INC.






SEMI-ANNUAL REPORT
JUNE 30, 1997

MANAGED INCOME SECURITIES PLUS FUND, INC.
LETTER TO SHAREHOLDERS

                                                                 August 15, 1997
Dear Shareholders:

         We are pleased to present the first semi-annual report of the Managed Income Securities Plus Fund, Inc. (the "Fund"). Enclosed you will find unaudited financial statements for the Fund, including a complete summary of portfolio investments, for the period ended June 30, 1997.

         The Fund commenced investment operations on February 5, 1997. The initial net asset value ("NAV") of the Fund's common shares was $10,000.00 per share. At June 30, 1997 the NAV of the Fund's common shares was $9,975.44, representing a decline in total return, based on NAV, of 0.25% for the period February 5, 1997 through June 30, 1997. Additional performance data can be found in the "Financial Highlights" section of this report.

         We appreciate your interest in the Fund, and would be pleased to respond to any questions or comments. If you have any questions, please feel free to call the Fund at 212-272-9027.


Sincerely,

[/S/ ELI WACHTEL]

Eli Wachtel
President
Managed Income Securities Plus Fund, Inc.

                   MANAGED INCOME SECURITIES PLUS FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997
                                  (unaudited)

--------------------------------------------------------------------------------
                                                    PRINCIPAL         MARKET
                                                      AMOUNT          VALUE
DESCRIPTION                                           (000's)        (Note A)
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 37.12%

U.S. GOVERNMENT OBLIGATIONS - 37.12%
U.S. Treasury Notes, 7.25%, 08/15/04
   (cost $192,844,182) ............................. $183,500       $191,223,514
                                                                    ------------
SHORT-TERM INVESTMENTS - 62.88%

COMMERCIAL PAPER - 34.94%
American Express Credit Corp., 5.58%, 07/31/97 .....   25,000         25,000,000
Associates Corp. N.A.
    5.62%, 07/01/97 ................................   11,000         11,000,000
    5.59%, 07/31/97 ................................   15,000         15,000,000
Ford Motor Credit Corp.,  5.59%,  07/31/97 .........   26,000         26,000,000
General Electric Capital Corp.,  5.58%,  07/31/97 ..   26,000         26,000,000
IBM Credit Corp.,  5.53%,  07/31/97 ................   26,000         26,000,000
Merrill Lynch & Co. Inc., 5.60%,  07/31/97 .........   25,000         25,000,000
Prudential  Funding Corp.,  5.56%, 07/31/97 ........   26,000         26,000,000
                                                                    ------------
Total  Commercial Paper (cost  $180,000,000) .......                 180,000,000
                                                                    ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 26.90%
Federal Home Loan Mortgage Corporation
    5.42%*, 07/03/97 ...............................   40,000         39,987,956
    5.41%*, 10/01/97 ...............................  100,000         98,605,000
                                                                    ------------
Total U.S. Government Agency Discount Notes
   (cost $138,605,400) .............................                 138,592,956
                                                                    ------------
                                                       SHARES
                                                       (000's)
                                                       -------
INVESTMENT COMPANIES - 1.04%
The Milestone Funds Treasury Obligations Portfolio,
    Institutional Shares **
    (cost - $5,353,628) ............................    5,354          5,353,628
                                                                    ------------
Total Short-Term Investments
    (cost - $323,959,028) ..........................                 323,946,584
                                                                    ------------
Total Investments (cost - $516,803,210) - 100.00% ..                $515,170,098
                                                                    ============
----------
*  Effective yield on date of purchase.
** Money Market Fund



The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                  (unaudited)


ASSETS
        Investments, at value (cost $516,803,210) . $515,170,098
        Cash.......................................        3,726
        Interest receivable........................    5,189,098
        Deferred organization expenses (Note A)....       91,080
        Prepaid Insurance..........................       10,844
                                                    ------------
                    Total assets...................  620,464,846
                                                    ------------

LIABILITIES
        Payable for investments purchased..........      536,588
        Advisory fee payable (Note B)..............      153,171
        Organization expenses payable..............       91,266
        Notes payable (Note A).....................       50,000
        Accounting and administration fees payable         6,576
        Accrued expenses...........................       46,028
                                                    ------------
                    Total liabilities..............      883,629
                                                    ------------

NET ASSETS APPLICABLE TO OUTSTANDING
     CAPITAL SHARES ............................... $519,581,217
                                                    ============

REPRESENTED BY:
        Preferred shares (Note D).................. $200,000,000
        Common shares:
           Par value ($0.01, 32,036.8 shares issued
           and outstanding, 97,000 shares
           authorized).............................          320
           Paid-in capital (Note D)................  320,588,680
        Undistributed net investment income........      965,222
        Accumulated net realized loss from
           investments.............................     (339,893)
        Net unrealized depreciation on
           investments.............................   (1,633,112)
                                                    ------------
                   Net assets applicable to
                     outstanding capital shares.... $519,581,217
                                                    ============
                   Net assets applicable to
                     outstanding common shares..... $319,581,217
                                                    ============
NET ASSET VALUE PER COMMON SHARE:
  ($319,581,217 (DIVIDE) 32,036.8)................. $   9,975.44
                                                    ============


     The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                            STATEMENT OF OPERATIONS
             FOR THE PERIOD FEBRUARY 5, 1997* THROUGH JUNE 30, 1997
                                  (unaudited)

INVESTMENT INCOME
        Interest ......................... $11,921,624
                                           -----------

EXPENSES
        Advisory fees (Note B) ...........     153,171
        Accounting and administration
          fees (Note B) ..................      32,000
        Custodian fees and expenses
          (Note B) .......................      22,940
        Legal and auditing fees ..........      19,234
        Transfer agent fees and expenses .      12,000
        Directors' fees and expenses .....      10,928
        Amortization of organizational
          costs (Note A) .................       7,920
        Other ............................       8,487
                                           -----------
            Total expenses ...............     266,680
                                           -----------
        Net investment income ............  11,654,944
                                           -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
        Net realized loss from
          investments                         (339,893)
        Net change in unrealized
          depreciation                      (1,633,112)
                                           -----------
        Net realized and unrealized
          loss on investments               (1,973,005)
                                           -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                         $ 9,681,939
                                           ===========
----------
* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
             FOR THE PERIOD FEBRUARY 5, 1997* THROUGH JUNE 30, 1997
                                  (unaudited)

INCREASE IN NET ASSETS FROM
OPERATIONS
   Net investment income ......................  $11,654,944
   Net realized loss from investments .........     (339,893)
   Net change in unrealized depreciation ......   (1,633,112)
                                                ------------
   Net increase in net assets resulting
      from operations .........................    9,681,939
                                                ------------

DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
   Net investment income ......................  (10,689,722)
                                                ------------

SHARES OF BENEFICIAL INTEREST
   Net proceeds from the sale of shares .......  520,589,000
                                                ------------
   Total increase in net assets ...............  519,581,217
                                                ------------

NET ASSETS
   Beginning of period ........................           --
                                                ------------

   End of period (including undistributed
      net investment income of $965,222) ...... $519,581,217
                                                ============

----------
* Commencement of investment operations.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
             FOR THE PERIOD FEBRUARY 5, 1997* THROUGH JUNE 30, 1997
                                  (unaudited)


--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE**
        Net asset value, beginning of period..................   $10,000,00
                                                                 ----------
        Net investment income.................................       369.02
        Net realized and unrealized loss on
           investments(1) ....................................       (55.12)
                                                                 ----------
        Net increase in net assets resulting from
           operations ........................................       313.90
                                                                 ----------
        Dividends to preferred shareholders
            from net investment income........................      (338.46)
                                                                 ----------
        Net asset value, end of period........................   $ 9,975.44
                                                                 ==========
        Total investment return(2)............................        (0.25)%
                                                                 ==========
RATIOS/SUPPLEMENTAL DATA
        Net assets applicable to outstanding
           capital shares at end of period
           (000's omitted)..........                               $519,581
        Ratio of expenses to average net assets(3).............        0.13%
        Ratio of net investment income to average
           net assets(3)                                               5.71%
        Portfolio turnover rate(4).............................        9.17%
        Value of preferred shares outstanding
           (000's omitted) ....................................    $200,000
        Net asset coverage per share of preferred shares,
            end of period......................................    $159,791
        Liquidation value of preferred shares(5)...............    $100,000


----------
      * Commencement of investment operations.
     ** Calculated based on average shares outstanding.
     (1)The amount shown for a common share outstanding is not in accord with the change in the aggregate gains and losses in investments during the period due to the timing of sales of Fund shares in connection with the Fund's offerings and fluctuating net asset values.
     (2)Total investment return is calculated assuming a purchase of common shares at the net asset value on the first day and a sale of common shares on the last day of the period. Total investment return includes reinvestment of dividends and distributions, if any. Underwriting discounts and commissions, if any, are not reflected in total investment return. Total investment return is not annualized.
     (3)Annualized.
     (4)Not annualized.
     (5)Excluding any accumulated but unpaid dividends.


The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)


NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed Income Securities Plus Fund, Inc. (the "Fund"), is a non-diversified, closed-end management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). The Fund was incorporated under the laws of the State of Delaware on January 27, 1997.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on February 5, 1997, the Fund did not have any transactions other than those relating to organizational matters. Costs of approximately $99,000 incurred by the Fund in connection with the organization, registration with the Commission and initial offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Fund. In the event that the Fund is liquidated prior to the end of the sixty month period, The Bear Stearns Companies Inc. ("Bear Stearns") shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Investments are stated at value in the accompanying financial statements. Investments (including short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Fund's Board of Directors. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Expenses and fees, including the investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. The net asset value of the Fund is calculated at the end of each month and at any other times determined by the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities, if any, are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts are treated as adjustments to interest income and identified costs of investments over the lives of respective investments.

U.S. FEDERAL TAX STATUS - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund intends not to be subject to a U.S. federal excise tax.

DIVIDENDS AND DISTRIBUTIONS - The Fund distributes at least annually to shareholders of the common shares, substantially all of its net investment income and net realized short-term capital gains, if any after the required distributions on the preferred shares are met. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses to shareholders of the common shares, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to common and preferred shareholders are recorded by the Fund on the respective shares' ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

Dividends on the outstanding preferred shares of the Fund are cumulative from their respective settlement dates, and payable quarterly in arrears on March 30, June 30, September 30, and December 30 of each year (or the next succeeding business day), at a rate representing an annual dividend yield of 13.270% until and including December 30, 2006, and thereafter at a rate representing an annual dividend yield of 1.00%.

Other - The Fund has outstanding $50,000 aggregate principal amounts of Floating Rate Notes (the "Notes") paying interest quarterly at a floating rate equal to the three month LIBOR plus 2.50% per annum over the yield of the one-year constant maturity Treasury Security. The Notes are redeemable at face value at any time by the Fund and are due upon the earlier of December 30, 2017 and the dissolution of the Fund.

NOTE B - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended June 30, 1997, Bear Stearns Funds Management Inc. ("BSFM" or the "Adviser"), a wholly-owned subsidiary of Bear Stearns, serves as the investment adviser pursuant to an Investment Advisory Agreement with the Fund. Under the terms of the Investment Advisory Agreement, the Fund has agreed to pay the Adviser a monthly fee equal to an annual rate of 0.075% of the Fund's average monthly net assets.

Under the terms of an Administrative Services Agreement with the Fund, PFPC Inc. ("PFPC") provides certain fund accounting and administrative services to the Fund. For providing these services, the Fund has agreed to pay PFPC an annual fee of $80,000, plus out of pocket expenses, payable monthly.

PFPC also serves as the Fund's transfer agent, dividend disbursing agent and the registrar for the Common Stock, Preferred Stock and Notes.

Custodial Trust Company ("CTC"), a wholly-owned subsidiary of Bear Stearns and an affiliate of the Adviser, serves as custodian to the Fund. For providing these services, the Fund has agreed to pay CTC a monthly fee equal to an annual rate of 0.01% of the Fund's average net assets, subject to a minimum annual fee of $6,000, plus transaction charges.

NOTE C - INVESTMENTS IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at June 30, 1997 was $516,803,210. Accordingly, the net unrealized depreciation of investments of $1,633,112 was composed entirely of gross depreciation representing an excess of cost over the value of the Fund's investments.

For the period ended June 30, 1997, purchases and sales of securities, other than short-term investments, were $210,871,837 and $17,281,470, respectively.

NOTE D - CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 97,000 shares of $0.01 par value common stock. The Fund currently has 32,036.8 shares of common stock outstanding, all of which are beneficially owned by Bear Stearns. The common stock has not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence the common stock may be offered or transferred only in a private transaction.

During  the period  ended June 30,  1997,  the Fund had no  transactions  in its
common  shares,   other  the  sale  of  32,036.8  shares  to  Bear  Stearns  for
$320,589,000.

The Fund is authorized to issue up to 3,000 shares of $0.01 par value preferred stock. The Fund currently has 2,000 shares of preferred stock outstanding. The preferred stock has not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence the preferred stock may be offered or transferred only in a private transaction.

During the period ended June 30, 1997, the Fund had no transactions in its preferred shares, other than the sale of 2,000 shares for $200,000,000.

No dividends shall be declared or paid or set apart for payment on any series of capital stock of the Fund ranking , as to dividends, on a parity with or junior to the preferred stock for any period, unless full cumulative dividends have been or contemporaneously are declared and paid, or declared and a sum sufficient for the payment thereof is set apart for such payments, on the preferred stock for all past dividend periods and the then-current dividend period. Additionally, under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of the preferred stock at the time outstanding will be entitled to receive out of the assets of the Fund available for distribution to stockholders, before any distribution of assets is made to holders of common stock or any other class of stock ranking junior to the preferred stock upon liquidation, liquidating distributions equal to $100,000 per share.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of the Fund's directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

BEAR
STEARNS

[LOGO OMITTED]

The
Bear Stearns
Funds

245 PARK AVENUE
NEW YORK, NY  10167
1.212.272.9027

MANAGED INCOME SECURITIES PLUS FUND, INC.

William J. Montgoris                   Chairman of the Board
Eli Wachtel                            President and Director
Peter M. Bren                          Director
John R. McKernan, Jr.                  Director
M.B. Oglesby, Jr.                      Director
Frank J. Maresca                       Vice President and Treasurer
Ellen T. Arthur                        Secretary
Vincent L. Pereira                     Vice President, Assistant Treasurer and
                                       Assistant Secretary

Investment Adviser
Bear Stearns Funds
Management Inc.
245 Park Avenue
New York, NY  10167

                                            SUB-ADMINISTRATOR,
                                            ACCOUNTING AND
CUSTODIAN                                   TRANSFER AGENT
Custodial Trust Company                     PFPC Inc.
101 Carnegie Center                         400 Bellevue Parkway
Princeton, NJ  08540                        Wilmington, DE  19809

LEGAL COUNSEL                               INDEPENDENT AUDITORS
Skadden, Arps, Slate, Meagher & Flom        Deloitte & Touche LLP
919 Third Avenue                            Two World Financial Center
New York, NY  10022                         New York, NY  10281

This report is submitted for the general information of shareholders of the Fund. The financial information included herein is taken from the records of the Fund without audit by the Fund's independent auditors who do not express an opinion thereon. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current offering circular which includes details regarding the Fund's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.